SECURITISATIONS AND COVERED BONDS - Disclosure of Analysis of Securitisations and Covered Bonds (Details) £ in Millions, € in Billions	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount	£ 286,914		£ 272,315
Assets recognised in entity's financial statements in relation to structured entities	36,885		33,905
Euro €35bn Global Covered Bond Programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount | €		€ 35		€ 35	€ 35
Securitisation programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	8,940		8,210
Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	8,179		7,492
Holmes | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	6,051		5,109
Fosse | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	2,128		2,383
Repton | Securitisation programmes | Other asset-backed securitisation structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	761		718
Euro €35bn Global Covered Bond Programme | Covered bond programme:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	£ 27,945		£ 25,695